Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Jun. 30, 2024
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed balance sheets
	As of June 30,
	2024	2023
ASSETS
Current assets:
Cash and cash equivalents	4,262,968	1,044,647
Amounts due from subsidiaries	36,169,086	24,717,918
Prepayments, deposits and other assets, net	53,707	37,919
Total Current Assets	40,485,761	25,800,484

Non-Current assets:
Investments in subsidiaries	46,861,460	46,369,097
Total Assets	87,347,221	72,169,581

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payable	1,688	32
Amounts due to subsidiaries	24,836,295	7,588,546
Total Current Liabilities	24,837,983	7,588,578
Total Liabilities	24,837,983	7,588,578

Shareholders’ Equity
Common shares, $0.0001 par value, 100,000,000 shares authorized; 25,640,056 shares issued and outstanding as of June 30, 2024; 23,650,122 shares issued and outstanding as of June 30, 2023	2,564	2,365
Additional paid-in capital	61,351,200	58,183,383
Retained earnings	5,501,376	10,385,849
Accumulated other comprehensive loss	(4,345,902)	(3,990,594)

Total Shareholders’ Equity	62,509,238	64,581,003

Total Liabilities and Shareholders’ Equity	87,347,221	72,169,581

Schedule of Condensed Statements of Comprehensive Income	Condensed statements of comprehensive (loss)/ income
	For the year ended June 30,
	2024	2023	2022
General and administrative expenses	(3,325,805)	(3,308,445)	(7,640,065)
Share of profit in subsidiaries, net (Note a)	428,620	3,023,065	12,060,619
Other income	567,220	477,909	34,874

(Loss) income before income tax	(2,329,965)	192,529	4,455,428
Provision for income tax	-	-	-
Net (loss) income	(2,329,965)	192,529	4,455,428

Other comprehensive income	-	-	-
Foreign currency translation loss	(355,308)	(3,440,346)	(1,780,331)

Comprehensive (loss) income	(2,685,273)	(3,247,817)	2,675,097

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	For the year ended June 30,
	2024	2023	2022
Net cash provided by (used in) operating activities	5,780,974	1,412,346	(20,091,683)
Net cash (used in) provided by financing activities	(2,554,508)	(404,150)	7,395,038
Effect of exchange rate changes on cash	(8,145)	(79,450)	(162,861)
Net increase (decrease) in cash and cash equivalents	3,218,321	928,746	(12,859,506)
Cash and cash equivalents, at the beginning of the year	1,044,647	115,901	12,975,407
Cash, cash equivalents at the end of the year	4,262,968	1,044,647	115,901